Financial risk management and financial instruments - Additional Information (Details) $ / shares in Units, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions									12 Months Ended			16 Months Ended
	Oct. 01, 2021 EUR (€)	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Jul. 13, 2020 shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Jul. 13, 2017 EUR (€) shares	Jul. 13, 2017 $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)	Aug. 20, 2021 EUR (€) shares	Apr. 21, 2021 EUR (€) shares	Mar. 02, 2021 USD ($)	Apr. 01, 2019 EUR (€)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Number of shares authorized for share repurchase program (in shares) | shares																									10,000,000	4,366,427
Amount authorized for share repurchase program																									€ 1,000,000,000	€ 510,000,000
Number of shares repurchased in period (in shares) | shares												469,274
Payment for repurchase of stock												€ 91,000,000
Percentage of investment in counterparties and instruments									10.00%
Portfolio maturity period									2 years
Investment maturity period									5 years
Short term investments maximum liquidity period									90 days
Credit losses on short term investments									€ 0	€ 0
Contract maximum duration									1 year
Transfers between levels									€ 0	0
Warrants sold to acquire ordinary shares		€ 31,000,000			€ 15,000,000		€ 9,000,000
Ordinary shares acquired trough warrants issue (in shares) | shares		800,000			800,000		1,600,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 281.63			$ 190.09		$ 89.73
Warrant exercise price number of times of fair market value of ordinary shares		1.3			1.3		0.013
Sale of long term investments	0.667
Proceeds from sale of long-term investments	€ 144,000,000								€ 0	144,000,000	€ 0
Gains (losses) on disposals of investments	134,000,000
Increase (decrease) through reclassification of after tax gain on sale of long-term investments, equity	€ 109,000,000
Purchase price related to estimated fair value of contingent consideration																												€ 13,000,000
Currency risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent									10.00%
Reasonably possible change in risk variable, impact on equity									€ 140,000,000	126,000,000
Interest rate risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent									1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings									€ 36,000,000	35,000,000
Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent									10.00%
Reasonably possible change in risk variable, impact on equity									€ 1,000,000	18,000,000
Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount | $																											$ 1,500,000,000
Borrowings, interest rate																											0.00%
Additional notional amount option | $																											$ 200,000,000
Binomial option pricing model weight																											75.00%
Borrowing instrument weight																											25.00%
Exchangeable Notes Due 2026 | Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent									10.00%
Exchangeable Notes Due 2026 | Volatility risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent									10.00%
Exchangeable Notes Due 2026 | Credit risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent									10000.00%
Warrants | Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent									10.00%
Bottom of Range | Exchangeable Notes Due 2026 | Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values									€ 1,127,000,000			1,127,000,000
Bottom of Range | Exchangeable Notes Due 2026 | Volatility risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values									1,126,000,000			1,126,000,000
Bottom of Range | Exchangeable Notes Due 2026 | Credit risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values									1,154,000,000			1,154,000,000
Bottom of Range | Warrants | Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values									1,000,000	52,000,000		1,000,000
Top of Range | Exchangeable Notes Due 2026 | Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values									1,129,000,000			1,129,000,000
Top of Range | Exchangeable Notes Due 2026 | Volatility risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values									1,132,000,000			1,132,000,000
Top of Range | Exchangeable Notes Due 2026 | Credit risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values									1,102,000,000			1,102,000,000
Top of Range | Warrants | Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values									€ 2,000,000	95,000,000		2,000,000
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent									10.00%
Non-controlling equity interest percentage									8.00%
Tencent Music Entertainment Group | Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment									€ 985,000,000	767,000,000		985,000,000
Tencent Music Entertainment Group | Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment									1,204,000,000	937,000,000		1,204,000,000
D G E Investments Limited | Key management personnel of entity or parent
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Ordinary shares issued (in shares) | shares				1,084,043
Number of warrants effectively net settled (in shares) | shares				1,600,000
Foreign Exchange Forwards | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount													$ 582	£ 774	$ 502	kr 1,504	kr 2,496	$ 121,000,000	$ 567	£ 733	$ 464	kr 1,443	kr 2,405	$ 97,000,000
Foreign Exchange Forwards | Revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount									1,214,000,000	1,185,000,000		1,214,000,000	336	453	293	905	1,504	69,000,000	327	429	274	870	1,446	54,000,000
Foreign Exchange Forwards | Cost of revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount									859,000,000	835,000,000		859,000,000	$ 246	£ 321	$ 209	kr 599	kr 992	$ 52,000,000	$ 240	£ 304	$ 190	kr 573	kr 959	$ 43,000,000
Financial Credit Risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Cash and cash equivalents and short term investments									€ 3,350,000,000	€ 3,500,000,000		€ 3,350,000,000